FIRST AMERICAN STRATEGY FUNDS, INC.

                       CLASS A, CLASS B AND CLASS C SHARES

                Supplement dated March 4, 2002 to the Prospectus
                             dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
      THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

Effective March 4, 2002, the Fees and Expenses section of the First American Strategy Funds, Inc. Prospectus relating to Aggressive Allocation Fund, Global Growth Allocation Fund, Growth Allocation Fund, Growth & Income Allocation Fund and Income Allocation Fund will be amended as follows. The following disclosures relating to Fees and Expenses will replace the disclosures found in the funds' current prospectus.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.


                                                                          Global                    Growth &
                                                         Aggressive       Growth       Growth         Income       Income
                                                         Allocation   Allocation   Allocation     Allocation   Allocation
Class A Shares                                                 Fund         Fund         Fund           Fund         Fund
-------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               5.50%        5.50%        5.50%          5.50%        5.50%
(AS A PERCENTAGE OF OFFERING PRICE) (1)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                            NONE         NONE         NONE          NONE         NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS) (2)

ANNUAL MAINTENANCE FEE(3)                                       $25          $25          $25            $25          $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUNDOPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------
Management Fees                                                0.25%        0.25%        0.25%          0.25%        0.25%
Distribution and Service (12b-1) Fees                          0.25%        0.25%        0.25%          0.25%        0.25%
Other Expenses                                                 0.45%        0.68%        0.45%          0.32%        0.53%
Total Annual Fund Operating Expenses                           0.95%        1.18%        0.95%          0.82%        1.03%
Waiver of Fund Expenses(5)                                    (0.55)%      (0.78)%      (0.55)%        (0.42)%      (0.63)%
NET EXPENSES(5)                                                0.40%        0.40%        0.40%          0.40%        0.40%
-------------------------------------------------------------------------------------------------------------------------


                                                                          Global                    Growth &
                                                         Aggressive       Growth       Growth         Income       Income
                                                         Allocation   Allocation   Allocation     Allocation   Allocation
Class B Shares                                                 Fund         Fund         Fund           Fund         Fund
-------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                NONE         NONE         NONE          NONE         NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                           5.00%        5.00%        5.00%          5.00%        5.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                       $25          $25          $25            $25          $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUNDOPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------
Management Fees                                                0.25%        0.25%        0.25%          0.25%        0.25%
Distribution and Service (12b-1) Fees                          1.00%        1.00%        1.00%          1.00%        1.00%
Other Expenses                                                 0.45%        0.68%        0.45%          0.32%        0.53%
Total Annual Fund Operating Expenses                           1.70%        1.93%        1.70%          1.57%        1.78%
Waiver of Fund Expenses(5)                                    (0.55)%      (0.78)%      (0.55)%        (0.42)%      (0.63)%
NET EXPENSES(5)                                                1.15%        1.15%        1.15%          1.15%        1.15%
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                                          Global                    Growth &
                                                         Aggressive       Growth       Growth         Income       Income
                                                         Allocation   Allocation   Allocation     Allocation   Allocation
Class C Shares                                                 Fund         Fund         Fund           Fund         Fund
-------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               1.00%        1.00%        1.00%          1.00%        1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                           1.00%        1.00%        1.00%          1.00%        1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                       $25          $25          $25            $25          $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUNDOPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------
Management Fees                                                0.25%        0.25%        0.25%          0.25%        0.25%
Distribution and Service (12b-1) Fees                          1.00%        1.00%        1.00%          1.00%        1.00%
Other Expenses                                                 0.45%        0.68%        0.45%          0.32%        0.53%
Total Annual Fund Operating Expenses                           1.70%        1.93%        1.70%          1.57%        1.78%
Waiver of Fund Expenses(5)                                    (0.55)%      (0.78)%      (0.55)%        (0.42)%      (0.63)%
Net Expenses(5)                                                1.15%        1.15%        1.15%          1.15%        1.15%
-------------------------------------------------------------------------------------------------------------------------



(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) Each fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses for each fund's Class A, Class B and Class C shares do not exceed 0.40%, 1.15% and 1.15%, respectively. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below. The information below is based on contractual fee waivers and expense reimbursements in place until September 30, 2002. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002.

                                                           Global                         Growth &
RANGES OF COMBINED DIRECT             Aggressive           Growth          Growth           Income          Income
AND INDIRECT EXPENSE RATIOS           Allocation       Allocation      Allocation       Allocation      Allocation
AS A % OF AVERAGE NET ASSETS1               Fund             Fund            Fund             Fund            Fund
-------------------------------------------------------------------------------------------------------------------
Class A Shares                    0.83% to 1.57%   0.94% to 1.79%  0.89% to 1.55%   0.91% to 1.48%   1.04% to 1.39%
-------------------------------------------------------------------------------------------------------------------
Class B Shares                    1.58% to 2.32%   1.69% to 2.54%  1.64% to 2.30%   1.66% to 2.23%   1.79% to 2.14%
-------------------------------------------------------------------------------------------------------------------
Class C Shares                    1.58% to 2.32%   1.69% to 2.54%  1.64% to 2.30%   1.66% to 2.23%   1.79% to 2.14%
-------------------------------------------------------------------------------------------------------------------


(1) The Adviser has contractually agreed to waive fees until September 30, 2002, so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses until September 30, 2002, so that total operating expenses for each Fund do not exceed 0.40%, 1.15% and 1.15%, respectively, for Class A, Class B and Class C shares. If these waivers and reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 1.52% to 2.20% for Strategy Aggressive Allocation Fund Class A shares, 2.27% to 2.95% for Strategy Aggressive Allocation Fund Class B and Class C shares, 1.84% to 2.65% for Strategy Global Growth Allocation Fund Class A shares, 2.59% to 3.40% for Strategy Global Growth Allocation Fund Class B and Class C shares, 1.57% to 2.18% for Strategy Growth Allocation Fund Class A shares, 2.32% to 2.93% for Strategy Growth Allocation Fund Class B and Class C shares, 1.48% to 2.00% for Strategy Growth & Income Allocation Fund Class A shares, 2.23% to 2.75% for Strategy Growth & Income Allocation Fund Class B and Class C shares, 1.63% to 2.13% for Strategy Income Allocation Fund Class A shares and 2.38% to 2.88% for Strategy Income Allocation Fund Class B and Class C shares.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:


                                     Class B assuming     Class B assuming no        Class C assuming     Class C assuming no
AGGRESSIVE                       redemption at end of    redemption at end of    redemption at end of    redemption at end of
ALLOCATION FUND        Class A            each period             each period             each period             each period
------------------------------------------------------------------------------------------------------------------------------

 1 year                   $665                   $698                    $198                    $396                    $296
 3 years                $1,040                 $1,145                    $745                    $838                    $838
 5 years                $1,437                 $1,519                  $1,319                  $1,406                  $1,406
10 years                $2,547                 $2,692                  $2,692                  $2,949                  $2,949


                                     Class B assuming     Class B assuming no        Class C assuming     Class C assuming no
GLOBAL GROWTH                    redemption at end of    redemption at end of    redemption at end of    redemption at end of
ALLOCATION FUND        Class A            each period             each period             each period             each period
------------------------------------------------------------------------------------------------------------------------------

 1 year                   $681                   $714                    $214                    $411                    $311
 3 years                $1,129                 $1,237                    $837                    $929                    $929
 5 years                $1,603                 $1,686                  $1,486                  $1,571                  $1,571
10 years                $2,905                 $3,046                  $3,046                  $3,294                  $3,294


                                     Class B assuming     Class B assuming no        Class C assuming     Class C assuming no
GROWTH                           redemption at end of    redemption at end of    redemption at end of    redemption at end of
ALLOCATION FUND        Class A            each period             each period             each period             each period
------------------------------------------------------------------------------------------------------------------------------

 1 year                   $667                   $699                    $199                    $397                    $297
 3 years                $1,043                 $1,149                    $749                    $842                    $842
 5 years                $1,444                 $1,525                  $1,325                  $1,412                  $1,412
10 years                $2,560                 $2,705                  $2,705                  $2,961                  $2,961


                                     Class B assuming     Class B assuming no        Class C assuming     Class C assuming no
GROWTH & INCOME                  redemption at end of    redemption at end of    redemption at end of    redemption at end of
ALLOCATION FUND        Class A            each period             each period             each period             each period
------------------------------------------------------------------------------------------------------------------------------

 1 year                   $665                   $697                    $197                    $395                    $295
 3 years                $1,016                 $1,121                    $721                    $814                    $814
 5 years                $1,391                 $1,472                  $1,272                  $1,359                  $1,359
10 years                $2,440                 $2,587                  $2,587                  $2,847                  $2,847


                                      Class B assuming     Class B assuming no        Class C assuming     Class C assuming no
INCOME                            redemption at end of    redemption at end of    redemption at end of   redemption at end of
ALLOCATION FUND        Class A             each period             each period             each period             each period
------------------------------------------------------------------------------------------------------------------------------

 1 year                   $666                   $699                    $199                    $397                    $297
 3 years                $1,044                 $1,149                    $749                    $842                    $842
 5 years                $1,445                 $1,527                  $1,327                  $1,413                  $1,413
10 years                $2,564                 $2,709                  $2,709                  $2,965                  $2,965



First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number:  811-05309

                       FIRST AMERICAN STRATEGY FUNDS, INC.

                                 CLASS S SHARES

                Supplement dated March 4, 2002 to the Prospectus
                             dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
      THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
        TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

Effective March 4, 2002, the Fees and Expenses section of the First American Strategy Funds, Inc. Prospectus relating to Aggressive Allocation Fund, Global Growth Allocation Fund, Growth Allocation Fund, Growth & Income Allocation Fund and Income Allocation Fund will be amended as follows. The following disclosures relating to Fees and Expenses will replace the disclosures found in the funds' current prospectus.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.


                                                                                  Global                    Growth &
                                                                 Aggressive       Growth      Growth          Income       Income
                                                                 Allocation   Allocation  Allocation      Allocation   Allocation
                                                                       Fund         Fund        Fund            Fund         Fund
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                       NONE         NONE        NONE            NONE         NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   NONE         NONE        NONE            NONE         NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) AS A PERCENTAGE OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                        0.25%        0.25%        0.25%          0.25%        0.25%
Distribution and Service (12b-1) Fees                                   None         None         None          None         None
Other Expenses
  Shareholder Servicing Fee                                            0.25%        0.25%        0.25%          0.25%        0.25%
  Miscellaneous                                                        0.45%        0.68%        0.45%          0.32%        0.53%
Total Annual Fund Operating Expenses                                   0.95%        1.18%        0.95%          0.82%        1.03%
Waiver of Fund Expenses(2)                                            (0.55)%      (0.78)%      (0.55)%        (0.42)%      (0.63)%
NET EXPENSES(2)                                                        0.40%        0.40%        0.40%          0.40%        0.40%
---------------------------------------------------------------------------------------------------------------------------------


(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses for each fund do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below. The information below is based on contractual fee waivers and expense reimbursements in place until September 30, 2002. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002.


--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                            Global                          Growth &
RANGES OF COMBINED DIRECT              Aggressive           Growth          Growth           Income           Income
AND INDIRECT EXPENSE RATIOS            Allocation       Allocation      Allocation       Allocation       Allocation
as a % of average net assets(1)              Fund             Fund            Fund             Fund             Fund
--------------------------------------------------------------------------------------------------------------------
                                   0.83% to 1.57%   0.94% to 1.79%  0.89% to 1.55%   0.91% to 1.48%   1.04% to 1.39%
--------------------------------------------------------------------------------------------------------------------


(1)The underlying funds' advisor has contractually agreed to waive fees until September 30, 2002 so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2002 so that total operating expenses for each fund do not exceed 0.40%. If these waivers and reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 1.52% to 2.20% for Aggressive Allocation Fund, 1.84% to 2.65% for Global Growth Allocation Fund, 1.57% to 2.18% for Growth Allocation Fund, 1.48% to 2.00% for Growth & Income Allocation Fund, and 1.63% to 2.13% for Income Allocation Fund.


EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:



                                                                              Growth &
                    Aggressive     Global Growth             Growth             Income            Income
               Allocation Fund   Allocation Fund    Allocation Fund    Allocation Fund   Allocation Fund
--------------------------------------------------------------------------------------------------------

 1 year                   $122              $138               $124               $122              $123
 3 years                  $518              $613               $522               $494              $523
 5 years                  $939            $1,114               $946               $890              $947
10 years                $2,113            $2,492             $2,127             $2,000            $2,131


First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number:  811-05309

                       FIRST AMERICAN STRATEGY FUNDS, INC.

                                 CLASS Y SHARES

                Supplement dated March 4, 2002 to the Prospectus
                             dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
        TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

Effective March 4, 2002, the Fees and Expenses section of the First American Strategy Funds, Inc. Prospectus relating to Aggressive Allocation Fund, Global Growth Allocation Fund, Growth Allocation Fund, Growth & Income Allocation Fund and Income Allocation Fund will be amended as follows. The following disclosures relating to Fees and Expenses will replace the disclosures found in the funds' current prospectus.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                                                  Global                    Growth &
                                                                 Aggressive       Growth       Growth         Income       Income
                                                                 Allocation   Allocation   Allocation     Allocation   Allocation
                                                                       Fund         Fund         Fund           Fund         Fund
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                       NONE         NONE         NONE           NONE         NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   NONE         NONE         NONE           NONE         NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) AS A PERCENTAGE OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                        0.25%        0.25%        0.25%          0.25%        0.25%
Distribution and Service (12b-1) Fees                                  None         None         None           None         None
Other Expenses                                                         0.45%        0.68%        0.45%          0.32%        0.53%
Total Annual Fund Operating Expenses                                   0.70%        0.93%        0.70%          0.57%        0.78
Waiver of Fund Expenses(2)                                            (0.55)%      (0.78)%      (0.55)%        (0.42)%      (0.63)%
NET EXPENSES(2)                                                        0.15%        0.15%        0.15%          0.15%        0.15%
---------------------------------------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses for each fund do not exceed 0.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below. The information below is based on contractual fee waivers and expense reimbursements in place until September 30, 2002. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002.


--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                            Global                         Growth &
RANGES OF COMBINED DIRECT              Aggressive           Growth          Growth           Income           Income
AND INDIRECT EXPENSE RATIOS            Allocation       Allocation      Allocation       Allocation       Allocation
AS A % OF AVERAGE NET ASSETS(1)              Fund             Fund            Fund             Fund             Fund
--------------------------------------------------------------------------------------------------------------------
                                   0.58% to 1.32%   0.69% to 1.54%  0.64% to 1.30%   0.66% to 1.23%   0.79% to 1.14%
--------------------------------------------------------------------------------------------------------------------


(1)The underlying funds' advisor has contractually agreed to to waive fees until September 30, 2002 so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2002 so that total operating expenses for each fund do not exceed 0.15%. If these waivers and reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 1.27% to 1.95% for Aggressive Allocation Fund, 1.59% to 2.40% for Global Growth Allocation Fund, 1.32% to 1.93% for Growth Allocation Fund, 1.23% to 1.75% for Growth & Income Allocation Fund, and 1.38% to 1.88% for Income Allocation Fund.


EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:



                                                                              Growth &
                    Aggressive     Global Growth             Growth             Income            Income
               Allocation Fund   Allocation Fund    Allocation Fund    Allocation Fund   Allocation Fund
--------------------------------------------------------------------------------------------------------
 1 year                    $97              $113                $98                $96               $98
 3 years                  $441              $537               $445               $417              $446
 5 years                  $809              $987               $816               $760              $818
10 years                $1,844            $2,234             $1,858             $1,728            $1,863



First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number:  811-05309